Supplement to the
Fidelity® Variable Insurance Products
Initial Class, Service Class,
and Service Class 2
Equity-Income Portfolio
April 30, 2010
Prospectus

Effective October 1, 2010, FIL Investment Advisors, FIL Investment Advisors (U.K.) Ltd., and FIL Investments (Japan) Limited no longer serve as sub-advisers to the fund.

The following information replaces the similar information found in the "Fund Summary" section under the heading "Portfolio Manager(s)" on page 4.

James Morrow (lead portfolio manager) and Adam Kramer (co-manager) have managed the fund since April 2011.

The following information replaces the biographical information for Stephen Petersen found in the "Fund Management" section on page 10.

James Morrow is lead portfolio manager of the fund, which he has managed since April 2011. Since joining Fidelity Investments in 1999, Mr. Morrow has worked as a research analyst and portfolio manager.

Adam Kramer is co-manager of the fund, which he has managed since April 2011. Since joining Fidelity Investments in 2000, Mr. Kramer has worked as a research analyst, a portfolio assistant, and a portfolio manager.

VEI-11-01  April 14, 2011
1.797988.106

Supplement to the
Fidelity® Variable Insurance Products
Investor Class
Equity-Income Portfolio
April 30, 2010
Prospectus

Effective October 1, 2010, FIL Investment Advisors, FIL Investment Advisors (U.K.) Ltd., and FIL Investments (Japan) Limited no longer serve as sub-advisers to the fund.

The following information replaces the similar information found in the "Fund Summary" section under the heading "Portfolio Manager(s)" on page 4.

James Morrow (lead portfolio manager) and Adam Kramer (co-manager) have managed the fund since April 2011.

The following information replaces the biographical information for Stephen Petersen found in the "Fund Management" section on page 10.

James Morrow is lead portfolio manager of the fund, which he has managed since April 2011. Since joining Fidelity Investments in 1999, Mr. Morrow has worked as a research analyst and portfolio manager.

Adam Kramer is co-manager of the fund, which he has managed since April 2011. Since joining Fidelity Investments in 2000, Mr. Kramer has worked as a research analyst, a portfolio assistant, and a portfolio manager.

VIPEI-INV-11-01  April 14, 2011
1.918636.101

Supplement to the
Fidelity® Variable Insurance Products
Service Class 2 R
Equity-Income Portfolio
April 30, 2010
Prospectus

Effective October 1, 2010, FIL Investment Advisors, FIL Investment Advisors (U.K.) Ltd., and FIL Investments (Japan) Limited no longer serve as sub-advisers to the fund.

The following information replaces the similar information found in the "Fund Summary" section under the heading "Portfolio Manager(s)" on page 4.

James Morrow (lead portfolio manager) and Adam Kramer (co-manager) have managed the fund since April 2011.

The following information replaces the biographical information for Stephen Petersen found in the "Fund Management" section on page 10.

James Morrow is lead portfolio manager of the fund, which he has managed since April 2011. Since joining Fidelity Investments in 1999, Mr. Morrow has worked as a research analyst and portfolio manager.

Adam Kramer is co-manager of the fund, which he has managed since April 2011. Since joining Fidelity Investments in 2000, Mr. Kramer has worked as a research analyst, a portfolio assistant, and a portfolio manager.

VIPEI2R-11-01  April 14, 2011
1.918637.101